Deferred Government Grants (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Proceeds from Government Grants Received	$ 753	$ 236	$ 3,496
Deferred Government Grants Current And Noncurrent	4,730	5,932
Deferred Government Grants Current	1,777	1,202
Deferred Government Grants Noncurrent	2,953	4,730
Revenue from Grants	6,984	1,637	104
Beijing Zhongguancun Development Group [Member] | Term Loan For Funding Vaccine Research Project [Member]
Deferred Government Grants Current And Noncurrent		358
Proceeds from Issuance of Long-term Debt, Total	$ 1,861
Debt Instrument, Interest Rate, Stated Percentage	0.36%
Revenue from Grants	$ 366
Grants For Pandemic Influenza Vaccine [Member]
Deferred Government Grants Current And Noncurrent	791	1,126
Deferred Government Grants Current	259
Deferred Government Grants Noncurrent	532
Government Grant Recorded as Reduction to Depreciation Expenses	271	287	290
Grants received in 2009 for H1N1 [Member]
Deferred Government Grants Current And Noncurrent	309
Deferred Government Grants Current	128
Deferred Government Grants Noncurrent	181
Government Grant Recorded as Reduction to Depreciation Expenses	133	141	143
Grants received in 2013 for H5N1 [Member]
Deferred Government Grants Current And Noncurrent	43
Deferred Government Grants Current	14
Deferred Government Grants Noncurrent	29
Government Grant Recorded as Reduction to Depreciation Expenses	15	16	16
Grants For E V71 Vaccine Research And Development [Member]
Deferred Government Grants Current And Noncurrent	77
Grants For Research And Development And Purchase Of Equipment For Ev71 Vaccine Production [Member]
Deferred Government Grants Current And Noncurrent	2,567
Deferred Government Grants Current	471
Deferred Government Grants Noncurrent	2,096
Government Grant Recorded as Reduction to Depreciation Expenses	274	0	0
Revenue from Grants	55	0	0
Other research projects [Member]
Deferred Government Grants Current And Noncurrent	1,020
Deferred Government Grants Current	905
Deferred Government Grants Noncurrent	115
Revenue from Grants	422
Interest subsidy, Rental Fees Subsidy and Other Government Grants [Member]
Additional Income from Government Grants	$ 6,104	$ 308	$ 24